INTANGIBLES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized patent costs	$ 18,953	$ 10,000
Accumulated amortization
Intangible assets, net	$ 18,953	$ 10,000
Estimated life (years)	20 years	20 years